Loans Receivable, Net (Schedule of Accounts, Notes, Loans and Financing Receivable) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss	$ 507,630,182	$ 488,155,294
Loans Held For Sale	4,038,414	5,693,400
Total Loans Receivable, Gross	511,668,596	493,848,694
Allowance For Loan Losses	11,087,164	12,842,896
Deferred Loan Fees	1,084,623	1,838,426
Loans, Allowances, and Fees	12,171,787	14,681,322
Total Loans Receivable, Net	499,496,809	479,167,372
Residential Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss	55,977,999	66,709,742
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss	59,256,394	55,335,425
Commercial Business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss	29,287,265	19,704,862
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss	$ 353,356,712	$ 299,299,647